Costamare Ventures Inc. (Details Narrative)	12 Months Ended
Dec. 31, 2015
Costamare Ventures Disclosure [Abstarct]:
Date of entry into Agreement	May 15, 2013
Subsidiary involved into agreement	Costamare Ventures Inc.
Counterparty involved into the agreement	Sparrow Holdings LP (York)
Range of participation of Costamare Ventures	between 25% and 49%
Term of the agreement in years	6
Maximum investment amount by York (in millions of USD)	up to $250 million
Minimum investment amount by Costamare Ventures (in millions of USD)	$75 million
Option for maximum investment amount by Costamare Ventures (in millions of USD)	up to $240 million
Costamare Ventures Disclosure_Framework Deed amendment and restatement [Abstract]
Date of amendment and restatement	May 18, 2015
Range of participation after restatement	between 25% and 75%
Termination date of Restated Framework Deed	May 18, 2024
Number of jointly owned companies	19